American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2019

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 1.9%
L3Harris Technologies, Inc.	44,329	9,248,802
Auto Components — 1.3%
Aptiv plc	73,991	6,468,293
Beverages — 2.1%
Brown-Forman Corp., Class B	47,130	2,958,821
Constellation Brands, Inc., Class A	35,759	7,412,126
		10,370,947
Biotechnology — 2.2%
Exact Sciences Corp.(1)	51,722	4,674,117
Immunomedics, Inc.(1)(2)	218,659	2,899,418
Sage Therapeutics, Inc.(1)	15,260	2,140,826
Turning Point Therapeutice Inc(2)	25,224	948,422
		10,662,783
Building Products — 0.8%
Trex Co., Inc.(1)	43,289	3,936,269
Capital Markets — 5.0%
LPL Financial Holdings, Inc.	123,527	10,116,861
MSCI, Inc.	28,937	6,301,032
S&P Global, Inc.	33,366	8,174,003
		24,591,896
Commercial Services and Supplies — 1.0%
Waste Management, Inc.	43,764	5,032,860
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	25,333	6,052,560
Construction and Engineering — 1.0%
Jacobs Engineering Group, Inc.	52,903	4,840,625
Construction Materials — 1.6%
Vulcan Materials Co.	53,046	8,022,677
Containers and Packaging — 1.4%
Ball Corp.	93,945	6,840,135
Distributors — 1.3%
LKQ Corp.(1)	212,902	6,695,768
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.(1)	30,313	4,622,733
Electrical Equipment — 2.4%
AMETEK, Inc.	127,558	11,712,376
Electronic Equipment, Instruments and Components — 4.0%
CDW Corp.	76,540	9,432,789
Keysight Technologies, Inc.(1)	107,771	10,480,730
		19,913,519
Entertainment — 1.5%
Take-Two Interactive Software, Inc.(1)	59,943	7,513,256

Equity Real Estate Investment Trusts (REITs) — 3.0%
SBA Communications Corp.	61,936	14,935,866
Health Care Equipment and Supplies — 7.3%
DexCom, Inc.(1)	18,718	2,793,474
Haemonetics Corp.(1)	66,936	8,443,307
Insulet Corp.(1)(2)	15,352	2,532,005
Masimo Corp.(1)	39,893	5,935,680
ResMed, Inc.	46,173	6,238,434
SmileDirectClub, Inc.(1)	143,059	1,985,659
Teleflex, Inc.	24,583	8,352,074
		36,280,633
Health Care Providers and Services — 3.4%
Centene Corp.(1)	115,451	4,994,410
Encompass Health Corp.	186,361	11,792,924
		16,787,334
Hotels, Restaurants and Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)	4,669	3,924,154
Domino's Pizza, Inc.	7,272	1,778,659
Planet Fitness, Inc., Class A(1)	114,864	6,647,180
		12,349,993
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	15,012	5,353,279
Interactive Media and Services — 3.3%
Pinterest, Inc., Class A(1)	78,550	2,077,647
Twitter, Inc.(1)	351,143	14,467,092
		16,544,739
Internet and Direct Marketing Retail — 1.3%
Expedia Group, Inc.	46,754	6,284,205
IT Services — 11.4%
Booz Allen Hamilton Holding Corp.	131,138	9,313,421
Fiserv, Inc.(1)	253,208	26,229,817
FleetCor Technologies, Inc.(1)	43,505	12,476,364
Square, Inc., Class A(1)	139,337	8,631,927
		56,651,529
Life Sciences Tools and Services — 1.2%
Bruker Corp.	138,711	6,093,574
Machinery — 3.5%
Ingersoll-Rand plc	87,428	10,772,004
Parker-Hannifin Corp.	36,712	6,630,554
		17,402,558
Personal Products — 0.8%
Shiseido Co. Ltd.	46,600	3,722,925
Pharmaceuticals — 0.7%
Catalent, Inc.(1)	71,187	3,392,772
Professional Services — 3.2%
IHS Markit Ltd.(1)	99,763	6,672,150
Verisk Analytics, Inc.	58,873	9,310,176
		15,982,326

Road and Rail — 1.3%
J.B. Hunt Transport Services, Inc.	58,331	6,454,325
Semiconductors and Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.(1)	297,523	8,625,192
Applied Materials, Inc.	187,973	9,379,853
Marvell Technology Group Ltd.	263,427	6,577,772
Micron Technology, Inc.(1)	97,650	4,184,302
Xilinx, Inc.	21,270	2,039,793
		30,806,912
Software — 9.7%
Atlassian Corp. plc, Class A(1)	64,073	8,037,317
Cadence Design Systems, Inc.(1)	120,073	7,934,424
Coupa Software, Inc.(1)	43,357	5,617,767
Palo Alto Networks, Inc.(1)	19,831	4,042,153
Paycom Software, Inc.(1)	22,450	4,703,050
RingCentral, Inc., Class A(1)	43,122	5,418,711
ServiceNow, Inc.(1)	25,929	6,582,077
Splunk, Inc.(1)	50,967	6,006,971
		48,342,470
Specialty Retail — 7.8%
Advance Auto Parts, Inc.	34,033	5,629,058
Burlington Stores, Inc.(1)	48,670	9,725,239
Five Below, Inc.(1)	47,015	5,928,592
Floor & Decor Holdings, Inc., Class A(1)	93,934	4,804,724
O'Reilly Automotive, Inc.(1)	11,222	4,472,079
Tractor Supply Co.	51,020	4,614,249
Ulta Beauty, Inc.(1)	13,563	3,399,566
		38,573,507
Textiles, Apparel and Luxury Goods — 1.1%
Lululemon Athletica, Inc.(1)	28,407	5,469,200
TOTAL COMMON STOCKS (Cost $399,424,042)		487,953,646
EXCHANGE-TRADED FUNDS — 0.5%
SPDR S&P Oil & Gas Exploration & Production ETF(2) (Cost $3,644,976)	114,951	2,570,304
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $5,235,462), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $5,131,347)		5,131,091
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $867,396), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $846,020)		846,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,996	3,996
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,981,087)		5,981,087
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,149,247)	6,149,247	6,149,247
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $415,199,352)		502,654,284
OTHER ASSETS AND LIABILITIES — (1.4)%		(6,821,943)
TOTAL NET ASSETS — 100.0%		$495,832,341

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,407,845	JPY	365,423,220	Bank of America N.A.	12/30/19	$5,980

NOTES TO SCHEDULE OF INVESTMENTS
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,000,264. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $6,149,247.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	484,230,721	3,722,925	—
Exchange-Traded Funds	2,570,304	—	—
Temporary Cash Investments	3,996	5,977,091	—
Temporary Cash Investments - Securities Lending Collateral	6,149,247	—	—
	492,954,268	9,700,016	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,980	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.